FAIR VALUE MEASUREMENT (Details) (JNet Group acquisition)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2010
JNet Group acquisition
Fair value measurement
Pre-tax income estimation period	3 years
Discount rate (as a percent)		17.00%